Financial Risk Management Objectives And Policies (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Financial Assets at Amortized Costs

The tables below detail the credit risk exposures of the Group’s financial assets at amortized costs, which are subject to ECL assessment:

	12-month or lifetime	As of December 31,
	ECL	2023	2024	2025
		US$’000	US$’000	US$’000
Accounts receivable (note (i))	Lifetime ECL (collective assessment)	5,339	6,457	7,112
Deposits and other receivables	12-month ECL	2,139	1,315	79,032
Amounts due from joint ventures	12-month ECL	23,810	—	—
Restricted cash	12-month ECL	135	—	—
Cash and balance balances	12-month ECL	6,121	19,978	17,660
		37,544	27,750	103,804

Schedule of Remaining Contractual Maturity for Its Financial Liabilities	The following tables detail the Group’s remaining contractual maturity for its financial liabilities
	As of December 31, 2023
	Weighted Average interest rate	On demand or less than 3 months	3 months to 1 year	1 to 5 years	Over 5 years	Total undiscounted cash flows	Carrying amount
	%	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Accounts payable	—	5,794	—	3,014	—	8,808	8,808
Other payables and accruals	—	17,151	—	—	—	17,151	17,151
Borrowings	9.11	1,465	4,979	59,821	19,459	85,724	62,304
Amounts due to subsidiaries’ non-controlling shareholders	4.71	22,463	35,823	—	—	58,286	53,727
Amount due to ultimate holding company	—	—	—	70,196	—	70,196	70,196
		46,873	40,802	133,031	19,459	240,165	212,186
	As of December 31, 2024
	Weighted Average interest rate	On demand or less than 3 months	3 months to 1 year	1 to 5 years	Over 5 years	Total undiscounted cash flows	Carrying amount
	%	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Accounts payable		2,785	—	—	—	2,785	2,785
Other payables and accruals	—	7,309	—	—	—	7,309	7,309
Borrowings	4.03	2,276	6,829	231,297	17,870	258,272	219,609
Amounts due to subsidiaries’ non-controlling shareholders	—	63,019	—	—	—	63,019	63,019
Amount due to ultimate holding company	—	—	—	102,622	—	102,622	102,622
		75,389	6,829	333,919	17,870	434,007	395,344

	As of December 31, 2025
	Weighted Average interest rate	On demand or less than 3 months	3 months to 1 year	1 to 5 years	Over 5 years	Total undiscounted cash flows	Carrying amount
	%	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Accounts payable	—	1,533	—	—	—	1,533	1,533
Other payables and accruals	—	6,114	—	—	—	6,114	6,114
Borrowings	5.46	3,590	58,722	236,971	19,077	318,360	259,142
Amounts due to subsidiaries’ non-controlling shareholders	—	64,081	—	—	—	64,081	64,081
Redeemable shares classified as financial liabilities	—	—	—	150,000	—	150,000	139,322
Deferred underwriting commissions	—	—	—	6,000	—	6,000	6,000
Amount due to ultimate holding company	—	—	—	132,541	—	132,541	132,541
		75,318	58,722	525,512	19,077	678,629	608,733